Schedule of Unrealized Gains, Losses, and Fair Value (Details) - Corporate Bond Securities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized cost	$ 2,164,672	$ 3,367,953
Gross unrealized gains
Gross unrealized losses	44,590	5,073
Fair value	2,120,082	3,362,880
Gross unrealized gains (loss)	$ (44,590)	$ (5,073)